Commitments and Contingencies (Details Narrative) - CNY (¥) ¥ in Millions	Jun. 30, 2026	Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Future minimum lease	¥ 0.3	¥ 0.5
Operating lease agreements due	1 year